Employee Post-retirement Benefits - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2025 USD ($)
Postemployment Benefits [Abstract]
2026	$ 3
2027	3
2028	4
2029	4
2030	5
2031 to 2035	29
Total Estimated Future Benefits Payments through 2035	$ 48